Short-Term Investments (Tables)	12 Months Ended
Mar. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Summary of Marketable Securities
a.	The following is a summary of marketable securities which are classified as available-for-sale:

	March 31,
	2015			2014
	Amortized	Unrealized	Market	Amortized	Unrealized	Market
	cost	gain	value	cost	gain	value
Available-for-sale:
Government debentures	$3,375	$83	$3,458	$3,304	$(49)	$3,255

Estimated Fair Value of Available-for-sale Investments by Contractual Maturity
b.	The estimated fair value of available-for-sale investments as of March 31, 2015 and 2014 by contractual maturity, are as follows:

	March 31,
	2015		2014
		Market		Market
	Cost	Value	Cost	Value
Available-for-sale government debentures:
Matures in less than five years	$486	$435	$116	$309
Matures in more than five years	2,889	3,023	3,188	2,946

	$3,375	$3,458	$3,304	$3,255